Investment Securities Available-For-Sale	12 Months Ended
Dec. 31, 2011
Investment Securities Available-For-Sale [Abstract]
Investment Securities Available-For-Sale
Note  3.                      Investment Securities Available-For-Sale

The amortized cost and market value of securities available-for-sale are as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$6,029	$3	$-	$6,032
State and political subdivisions	18,030	275	137	18,168
Mortgage backed securities	30,002	632	5	30,629
Pooled Trust Preferred	4,067	-	3,917	150
Single Issue Trust Preferred	1,923	-	108	1,815
SBA Pools	6,821	219	44	6,996
SLMA	500	-	38	462
	$67,372	$1,129	$4,249	$64,252

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$-	$-	$-	$-
State and political subdivisions	19,885	78	1,673	18,291
Mortgage backed securities	29,465	289	312	29,442
Pooled Trust Preferred	4,339	-	4,165	173
Single Issue Trust Preferred	1,926	-	122	1,804
SBA Pools	5,978	1	45	5,934
SLMA	500	-	48	452
	$62,093	$368	$6,365	$56,096

The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2011
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$705	$45	$4,367	$92	$5,072	$137
Mortgage-backed securities	4,554	5	-	-	4,554	5
Pooled Trust Preferred Securities	-	-	150	3,917	150	3,917
Single Issue Trust Preferred	505	7	809	101	1,314	108
SBA Pools	-	-	2,007	44	2,007	44
SLMA	-	-	462	38	462	38

Total	$5,764	$57	$7,795	$4,192	$13,559	$4,249

	December 31, 2010
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$10,822	$807	$4,372	$865	$15,194	$1,672
Mortgage-backed securities	19,193	313	-	-	19,193	313
Pooled Trust Preferred Securities	-	-	173	4,165	173	4,165
Single Issue Trust Preferred	391	21	913	101	1,304	122
SBA Pools	4,018	45	-	-	4,018	45
SLMA	-	-	452	48	452	48

Total	$34,424	$1,186	$5,910	$5,179	$40,334	$6,365

The segment of our portfolio that contains the largest unrealized loss is our pooled trust preferred securities (TRUP CDOs) which represent trust preferred securities issued primarily by banks and a limited number of insurance companies and real estate investment trusts. As of December 31, 2011, our TRUP CDOs book value totaled $4.07 million.

The Company reviews its investment portfolio on a quarterly basis for indications of other-than-temporary impairment (“OTTI”).

For other than temporary impairment analysis, the Company utilizes the current accounting guidance for OTTI that is intended to measure the change in projected cash flows for securitized assets. Specifically, we measure how the current projected cash flows differ from our most recent projection (e.g. as of the last quarter). A decrease in the present value of projected cash flows is considered an “adverse change” and may trigger a charge for other-than-temporary impairment. The Company formally analyzes the credit characteristics of the underlying collateral on each individual security as a basis for credit deferral / default assumptions.   This methodology is documented and reviewed with our audit committee quarterly for determining impairment each quarter.  Additionally, we utilize certain data contained in the baseline deferral / default assumptions that were developed by the FDIC (from default data during the 1988-1992 periods). The Company's credit evaluation of each of the entities comprising the underlying collateral considers all available information and evidence.  Our initial credit evaluation focuses on asset quality (using the Texas Ratio and Modified Texas Ratio), capitalization (using Leverage, Tier 1 and Total Risk Based Capital), third party ratings of financial strength, the ratio of reserve for loan losses to loans and current earnings performance. For those underlying issuers that are determined to be potentially impaired based on the initial review, we perform a more detailed quarterly trend analysis. This analysis focuses on trends related to non-performing assets, reserve for loan losses, capitalization and earnings performance. The results of the internal assessment are factored into an analysis stressing the projections of cash flow.

At December 31, 2011, the following assumptions were used in our cash flow projections:
•	Deferral / default ranges for 2012 – 1.00% to 2.00%.
•	Deferral / default rate for 2013 – 1.00%
•	Deferral / default ranges for years thereafter – 0.25% to 0.36%.
•	Prepayments - 1% annually, 100% at maturity
•	The discount rate is calculated using the original discount margin as of the purchase date based on the purchase price added to the appropriate forward 3-month LIBOR rate.
•	15% recovery with 2 year lag extended to 5 years if has been in deferral for 2 years
•	0% recovery on existing defaults
•	Cash flows are discounted at the effective interest rate.

Underlying banks can prepay their trust preferred securities on a quarterly call date after a five year period from the original date of issue. We use a constant prepayment assumption of 1% annually and 100% at maturity. The extent of future prepayments is difficult to project. Our projections also include for existing deferrals a 15% recovery  after a two-year lag (if an issuer has been in deferral for two years, we extend the assumed recovery to the end of the 5-year deferral period, or an additional 3 years).

Deferral and default announcements that are received after the balance sheet date but before the filing date are incorporated into the OTTI calculation for the period end report. Typically deferral announcements are received on or around each payment date which is the last week of each quarter.

During 2011, we incurred credit-related OTTI charges on our TRUP CDOs of $269 thousand.  For the 12 months ended December 31, 2010, we incurred credit-related OTTI charges on our TRUP CDOs of $1.26 million

Below is a table of the Company's remaining pooled trust preferred balances as of December 31, 2011 (in whole dollars):

Description	Type	Class	Original Amount $	Book Value 12/31/11 $	Fair Value 12/31/11 $	Unrealized Gain/(Loss) $	Lowest Credit Rating	Percentage of Banks Currently Deferring or Defaulting	Number of Issuers Currently Performing	Excess/ (Negative) Subordination Percentage(1)

Pretsel 4-B	Pooled	Mezz B	700,000	85	27	(58)	Ca	27.10%	4	19.28%
Prestel 11-B	Pooled	Mezz B	500,000	397	56	(341)	Ca	32.30%	42	(31.84)%
Prestel 12-B	Pooled	Mezz B	750,000	394	20	(374)	Ca	33.90%	47	(37.33)%
Prestel 13-B	Pooled	Mezz B	500,000	329	9	(320)	Ca	37.10%	38	(44.40)%
Prestel 15-B	Pooled	Mezz B	500,000	263	3	(260)	Ca	31.30%	51	(31.94)%
Prestel 18-C	Pooled	Mezz C	500,000	325	2	(323)	Ca	26.50%	52	(18.08)%
Prestel 19-C	Pooled	Mezz C	500,000	306	1	(305)	Ca	22.60%	50	(23.18)%
Prestel 20-C	Pooled	Mezz C	500,000	11	1	(10)	Ca	32.20%	43	(28.11)%
Prestel 21-C	Pooled	Mezz C	500,000	294	4	(290)	Ca	29.10%	48	(23.20)%
Prestel 22-C	Pooled	Mezz C	500,000	316	1	(315)	Ca	30.80%	57	(23.41)%
Prestel 22-C	Pooled	Mezz C	500,000	316	1	(315)	Ca	30.80%	57	(23.41)%
Prestel 22-C	Pooled	Mezz C	500,000	283	1	(282)	Ca	30.80%	57	(23.41)%
Prestel 23-C	Pooled	Mezz C	500,000	442	9	(433)	C	26.80%	95	(14.71)%
Tropc CDO III	Pooled	Subordinate	1,000,000	306	15	(291)	C	47.07%	28	(41.04)%

(1)Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.

The Company also assesses other securities for OTTI quarterly by reviewing credit ratings, financial and regulatory reports as well as other pertinent financial indicators published. As of December 31, 2011 and December 31, 2010, the Company's assessment revealed no impairment other than that deemed temporary.

Investment securities available-for-sale with a carrying value of $45,258 and $42,885 at December 31, 2011 and 2010 respectively, and a market value of $46,011 and $41,849 at December 31, 2011 and 2010, respectively were pledged as collateral on public deposits, FHLB advances and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$ 6,339	$ 6,346
Due after one year through five years	810	786
Due after five years through ten years	2,828	2,846
Due after ten years	27,393	23,645
	37,370	33,623

Mortgage-backed securities	30,002	30,629
	$ 67,372	$ 64,252

For the years ended December 31, 2011 and 2010, proceeds from sale of securities were $12,880 and $33,479, respectively.  Gross realized gains and losses on investment securities available for sale were as follows:

	2011	2010

Realized gains	$251	$259
Realized losses	$-	$(422)
Net gains (losses)	$251	$(163)